Fair value changes	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of equity [abstract]
Fair value changes
19.	Fair value changes
The fair value loss of the year ended December 31, 2022 was RMB3,158.5 million (2021: nil), which was mainly
due to the fair value change of redeemable convertible preferred share
s
issued during A
round financing
.